UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Nomura Asset Depositor Company, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001841025

PRET 2026-RPL1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Sanil Patel, 212-667-9992

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“SitusAMC”) Form ABS Due Diligence-15E
99.2	SitusAMC Compliance Report
99.3	SitusAMC Modification Report
99.4	SitusAMC Pay History Report
99.5	SitusAMC Title Report
99.6	SitusAMC Collection Comment Review Report
99.7	OneDiligence, LLC (“ProTitle”) Form ABS Due Diligence-15E
99.8	ProTitle Securitization Report
99.9	Consolidated Analytics, Inc. (“Consolidated Analytics”) Due Diligence Narrative
99.10	Consolidated Analytics Data Compare Report
99.11	Consolidated Analytics Due Diligence Standard
99.12	Consolidated Analytics Grading Summary Report
99.13	Consolidated Analytics Data Valuation Summary Report
99.14	Consolidated Analytics Supplemental File
99.15	Wipro Opus Risk Solutions, LLC (“Opus”) Due Diligence Narrative
99.16	Opus Standard Findings Report (Credit and Compliance)
99.17	Opus Rating Agency Grades Summary Report (Credit and Compliance)
99.18	Opus ATR OR QM Report (Credit and Compliance)
99.19	Opus Supplemental Data Extract (Credit and Compliance)
99.20	Opus Valuation Report (Credit and Compliance)
99.21	Opus Data Compare Report (Credit and Compliance)
99.22	Opus Loan Summary (Compliance)
99.23	Opus Exception Report (Compliance)
99.24	Opus Rating Agency Grades(Compliance)
99.25	Opus Data Compare (Compliance)
99.26	Selene Diligence LLC (“Selene”) Due Diligence Narrative
99.27	Selene Rating Agency Grades Summary Report
99.28	Selene Standard Findings Report
99.29	Selene Valuation Report
99.30	Selene Supplemental Data Extract
99.31	Selene Data Compare

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Nomura Asset Depositor Company, LLC

(Depositor)

Date: February 11, 2026

/s/ Sanil Patel

Name: Sanil Patel

Title: Managing Director (senior officer in charge of securitization)